Information about Nonaccrual and Past Due Financing Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	¥ 110,572	¥ 130,053
90 Days or More Past-Due Financing Receivables	148,996	163,709
Total Past Due Financing Receivables	259,568	293,762
Total Financing Receivables	3,471,036	3,688,964
Non-Accrual	148,996	163,709
Consumer Housing loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	3,352	4,119
90 Days or More Past-Due Financing Receivables	13,195	15,031
Total Past Due Financing Receivables	16,547	19,150
Total Financing Receivables	845,572	825,478
Non-Accrual	13,195	15,031
Consumer Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	8
90 Days or More Past-Due Financing Receivables	30	65
Total Past Due Financing Receivables	38	65
Total Financing Receivables	14,758	14,941
Non-Accrual	30	65
Corporate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	99,586	120,127
90 Days or More Past-Due Financing Receivables	115,651	125,826
Total Past Due Financing Receivables	215,237	245,953
Total Financing Receivables	1,771,076	2,017,692
Non-Accrual	115,651	125,826
Corporate Non-recourse loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	3,897	5,697
90 Days or More Past-Due Financing Receivables	22,179	9,925
Total Past Due Financing Receivables	26,076	15,622
Total Financing Receivables	258,050	303,640
Non-Accrual	22,179	9,925
Corporate Non-recourse loans | U.S.
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	82,731	97,114
90 Days or More Past-Due Financing Receivables	7,904	19,747
Total Past Due Financing Receivables	90,635	116,861
Total Financing Receivables	535,737	648,933
Non-Accrual	7,904	19,747
Other Real estate companies
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	7,967	4,556
90 Days or More Past-Due Financing Receivables	44,816	54,566
Total Past Due Financing Receivables	52,783	59,122
Total Financing Receivables	334,852	386,214
Non-Accrual	44,816	54,566
Other Entertainment companies
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	3	3,093
90 Days or More Past-Due Financing Receivables	4,449	5,487
Total Past Due Financing Receivables	4,452	8,580
Total Financing Receivables	137,484	145,473
Non-Accrual	4,449	5,487
All other
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	4,988	9,667
90 Days or More Past-Due Financing Receivables	36,303	36,101
Total Past Due Financing Receivables	41,291	45,768
Total Financing Receivables	504,953	533,432
Non-Accrual	36,303	36,101
Direct financing leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	4,141	3,307
90 Days or More Past-Due Financing Receivables	17,215	17,908
Total Past Due Financing Receivables	21,356	21,215
Total Financing Receivables	635,731	642,827
Non-Accrual	17,215	17,908
Direct financing leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	3,485	2,500
90 Days or More Past-Due Financing Receivables	2,905	4,879
Total Past Due Financing Receivables	6,390	7,379
Total Financing Receivables	203,899	188,026
Non-Accrual	¥ 2,905	¥ 4,879